NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
NET INCOME PER SHARE

NOTE 11 － NET INCOME PER SHARE

	Six months ended June 30,
	2024	2025

Numerator:
Net income attributable to the Company’s shareholders	$5,365,616	$10,024,075

Denominator:
Weighted average ordinary shares outstanding - Basic and diluted*	88,250,000	89,687,500

Net income per share
Basic and diluted	$0.06	$0.11

*	The share amounts and per share data are presented on a retroactive basis, after giving the effect from the completion of common control acquisition (see Note 1).